Revenue from contracts with customers - Schedule of revenue through different channels (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from crude oil	$ 31,501	$ 260,079	$ 338,272	$ 146,635
Revenue from natural gas	11,418	65,164	71,524	45,947
Revenue from NGL	1,544	6,093	6,180	5,477
Revenue from other goods and services				16
Revenue from contract with customers	44,463	331,336	415,976	198,075
Refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	31,501	260,079	338,272	146,635
Retail Distributors Of Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers		10,254	26,452	893
Natural Gas For Electricity Generation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	2,689	3,670	5,793	18,374
Industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	8,729	51,240	39,279	26,680
Commercialization of NGL [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers	$ 1,544	$ 6,093	$ 6,180	5,477
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customers				$ 16